UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880


13F File Number:028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 222-4000


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Westport, Connecticut           February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  $ 239,383
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             Form 13F File Number       Name

1.              028-10545                  Addison Clark Fund, L.P.
2.              028-10547                  Addison Clark Offshore Fund, Ltd.
----          -------------------          -----------------------------------

                              FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE  SHARED    NONE
--------------                 --------------    -----       --------  -------   --- ----   ----------  ----   ----  ------    ----
AMYLIN PHARMACEUTICALS INC     COM               032346108    21,642     600,000 SH         SHARED      1,2            600,000
APPLIED MATLS INC              COM               038222105     2,399     130,000 SH  PUT    SHARED      1,2            450,000
ARQULE INC                     COM               04269E107     2,664     450,000 SH         SHARED      1,2            550,000
AWARE INC MASS                 COM               05453N100     2,932     550,000 SH         SHARED      1,2            170,200
BALLY TECHNOLOGIES INC         COM               05874B107     3,179     170,200 SH         SHARED      1,2            310,000
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH    112585104    14,936     310,000 SH         SHARED      1,2             70,000
CHIPOTLE MEXICAN GRILL INC     CL A              169656105     3,990      70,000 SH         SHARED      1,2          1,500,000
CISCO SYS INC                  COM               17275R102     2,733     100,000 SH  PUT    SHARED      1,2            500,000
CITIGROUP INC                  COM               172967101     3,899      70,000 SH  PUT    SHARED      1,2            140,000
COCA COLA CO                   COM               191216100       724      15,000 SH  CALL   SHARED      1,2            100,000
COMPTON PETE CORP              COM               204940100    13,680   1,500,000 SH         SHARED      1,2          1,355,000
COMVERSE TECHNOLOGY INC        COM PAR $0.10     205862402    10,555     500,000 SH         SHARED      1,2            714,500
CRESUD S A C I F Y A           SPONSORED ADR     226406106     2,412     140,000 SH         SHARED      1,2            120,000
CROCS INC                      COM               227046109     4,320     100,000 SH         SHARED      1,2             50,000
EL PASO CORP                   COM               28336L109    20,704   1,355,000 SH         SHARED      1,2            210,000
FULL HOUSE RESORTS INC         COM               359678109     2,715     714,500 SH         SHARED      1,2            425,000
HEALTHSOUTH CORP               COM NEW           421924309     2,718     120,000 SH         SHARED      1,2            989,000
HEELYS INC                     COM               42279M107     1,606      50,000 SH         SHARED      1,2            912,730
HILTON HOTELS CORP             COM               432848109     7,329     210,000 SH         SHARED      1,2            218,365
HILTON HOTELS CORP             COM               432848109     2,094      60,000 SH  CALL   SHARED      1,2            100,000
HOSPIRA INC                    COM               441060100    14,272     425,000 SH         SHARED      1,2          1,120,000
JANUS CAP GROUP INC            COM               47102X105    21,353     989,000 SH         SHARED      1,2            450,800
JOHNSON & JOHNSON              COM               478160104     3,301      50,000 SH  CALL   SHARED      1,2          1,010,000
LIBERTY GLOBAL INC             COM SER A         530555101    26,606     912,730 SH         SHARED      1,2            130,000
MICROCHIP TECHNOLOGY INC       COM               595017104     3,597     110,000 SH  PUT    SHARED      1,2             70,000
MICROSOFT CORP                 COM               594918104     1,194      40,000 SH  CALL   SHARED      1,2            100,000
NOVASTAR FINL INC              COM               669947400       267      10,000 SH  PUT    SHARED      1,2            110,000
NOVELLUS SYS INC               COM               670008101     3,098      90,000 SH  PUT    SHARED      1,2             10,000
OMNIVISION TECHNOLOGIES INC    COM               682128103       205      15,000 SH  PUT    SHARED      1,2             90,000
ORBCOMM INC                    COM               68555P100     1,926     218,365 SH         SHARED      1,2             15,000
PENN NATL GAMING INC           COM               707569109     4,162     100,000 SH         SHARED      1,2             20,000
SIX FLAGS INC                  COM               83001P109     5,869   1,120,000 SH         SHARED      1,2             10,000
SPRINT NEXTEL CORP             COM FON           852061100       378      20,000 SH  CALL   SHARED      1,2             60,000
TAKE-TWO INTERACTIVE SOFTWAR   COM               874054109       178      10,000 SH  PUT    SHARED      1,2             50,000
THORNBURG MTG INC              COM               885218107       503      20,000 SH  PUT    SHARED      1,2             15,000
TIME WARNER INC                COM               887317105     2,831     130,000 SH  CALL   SHARED      1,2             40,000
TODCO                          COM               88889T107    15,404     450,800 SH         SHARED      1,2             20,000
VONAGE HLDGS CORP              COM               92886T201     7,009   1,010,000 SH         SHARED      1,2            130,000
                                                             239,383


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